Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Collaboration Revenue					$ 0	$ 962,000	$ 962,000	$ 3,001,000
Grant Revenue					1,180,000	513,000	785,000	0
Total revenue					1,180,000	1,475,000	1,747,000	3,001,000
OPERATING EXPENSES:
Research and development					62,081,000	28,901,000	42,866,000	23,489,000
General and administrative expenses					13,943,000	7,699,000	11,165,000	8,714,000
Total operating expenses					76,024,000	36,600,000	54,031,000	32,203,000
Loss from operations					(74,844,000)	(35,125,000)	(52,284,000)	(29,202,000)
Other income (expense):
Interest income					20,000	74,000	83,000	865,000
Interest expense					(1,471,000)	(704,000)	(1,028,000)	(317,000)
Change in fair value of warrant liabilities					(1,343,000)	(8,000)	(22,000)	5,000
Other income, net					(2,794,000)	(638,000)	(967,000)	553,000
Net loss					(77,638,000)	(35,763,000)	(53,251,000)	(28,649,000)
Preferred Stock Dividends					(13,033,000)	(9,101,000)	(13,445,000)	(8,505,000)
Net loss attributable to common stockholders — basic and diluted (Note 15)					$ (90,671,000)	$ (44,864,000)	$ (66,696,000)	$ (37,154,000)
Weighted average shares outstanding, basic and diluted					3,324,547	3,201,202	3,211,968	3,437,367
Basic and diluted net loss per common share					$ (27.27)	$ (14.01)	$ (20.76)	$ (10.81)
Environmental Impact Acquisition Corp [Member]
OPERATING EXPENSES:
General and administrative expenses		$ 2,556,742	$ 878		$ 4,084,445
Loss from operations		(2,556,742)	(878)		(4,084,445)
Formation and operating costs				$ 2,528
Other income (expense):
Interest earned on marketable securities held in Trust Account		3,180			8,746
Loss in initial issuance of Private Placement Warrants					(1,272,500)
Change in fair value of warrant liabilities		1,027,000			1,840,000
Other income, net		1,030,180			576,246
Net loss		$ (1,526,562)	$ (878)	$ (2,528)	$ (3,508,199)
Weighted average shares outstanding, basic and diluted	[1]			4,500,000
Basic and diluted net loss per common share				$ 0.00
Common Class A [Member] | Environmental Impact Acquisition Corp [Member]
Other income (expense):
Weighted average shares outstanding, basic and diluted		20,700,000			19,335,165
Basic and diluted net loss per common share		$ (0.06)			$ (0.14)
Common Class B [Member] | Environmental Impact Acquisition Corp [Member]
Other income (expense):
Weighted average shares outstanding, basic and diluted		5,175,000	4,500,000		5,130,495
Basic and diluted net loss per common share		$ (0.06)	$ 0.00		$ (0.14)

[1]	Excluded up to 675,000 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. In December 2020, the Company cancelled an aggregate of 3,306,250 shares of Class B common stock and issued an aggregate of 431,250 shares of Class B common stock to its independent director nominees, resulting in an aggregate of 4,312,500 shares of Class B common stock outstanding. In January 2021, the Company effected a stock dividend of 1.2 shares for each share of common stock outstanding, resulting in the Company’s Initial Stockholders holding an aggregate of 5,175,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the stock dividend (see Note 5).